STATEMENT OF OPERATIONS - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Income Statement [Abstract]
Revenue	$ 13,000	$ 34,450
Cost of goods sold	(5,885)	(27,692)
Gross Profit	7,115	6,758
Operating expenses
Security Service	596	0
Share based compensation	22,025	0
Advertising and marketing	3,000	4,250
Contract labor	754,159	472,002
Depreciation and amortization	40,116	0
General and administrative expenses	19,976	20,510
Insurance	5,081	0
Interest expense	26,545	14,725
Legal and accounting fees	126,205	64,237
Meals expenses	1,820	3,795
Office expenses	4,621	3,453
Professional fees	145,225	257,337
Payroll expenses	191,636	145,738
Payroll service fees	823	1,064
Rent	60,610	34,400
Travel expenses	43,049	52,921
Utilities	5,000	3,269
Vehicle expenses	67	440
Total Operating Expenses	1,450,554	1,078,141
Other Income
Interest income	2,104	74
Total Other Income	2,104	74
Loss from Operations	(1,441,335)	(1,071,309)
Net Loss	$ (1,441,335)	$ (1,071,309)